Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,564	$ 1,506
Acquisition of businesses		2
Increase in deferred revenue	403	623
Recognised as revenue	(402)	(566)
Exchange and other adjustments	4	(1)
Deferred revenue ending balance	1,569	1,564
Current			$ 452	$ 555	$ 572
Non-current			1,117	1,009	934
Deferred revenue	1,569	1,506	1,569	1,564	1,506
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,233	1,181
Increase in deferred revenue	344	533
Recognised as revenue	(332)	(481)
Deferred revenue ending balance	1,245	1,233
Current			376	476
Non-current			869	757
Deferred revenue	1,245	1,233	1,245	1,233	1,181
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	66	77
Recognised as revenue	(11)	(11)
Deferred revenue ending balance	55	66
Current			11	11
Non-current			44	55
Deferred revenue	55	66	55	66	77
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	172	175
Increase in deferred revenue	14	26
Recognised as revenue	(20)	(25)
Exchange and other adjustments		(4)
Deferred revenue ending balance	166	172
Current			22	25
Non-current			144	147
Deferred revenue	166	172	166	172	175
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	93	73
Acquisition of businesses		2
Increase in deferred revenue	45	64
Recognised as revenue	(39)	(49)
Exchange and other adjustments	4	3
Deferred revenue ending balance	103	93
Current			43	43
Non-current			60	50
Deferred revenue	$ 103	$ 93	$ 103	$ 93	$ 73